Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxes

14. Taxes

(a)	Taxes payable

Taxes payable consisted of the following:

	As of December 31,
	2025	2024
	In thousands of USD
Income tax payable	$155	$473
VAT payable	164	52
Other tax payable	461	445
Total	$780	$970

(b)	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

BVI

Under the current tax laws of BVI, the Company is not subject to tax on income or capital gain. Additionally, the BVI does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. The Company did not make any provision for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

The Company’s PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. For the years ended December 31, 2025, 2024 and 2023, there is no preferential tax rate.

i)	The components of the income tax provision are as follows:

	For the years ended December 31,
	2025	2024	2023
Income tax expense	$-	$1,948	$3,250
Total	$-	$1,948	$3,250

There are no deferred tax assets due to full valuation allowance for the years ended December 31, 2025, 2024 and 2023.

ii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate:

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax jurisdiction	(0.8)%	(29.7)%	1.0%
Non-deductible expenses (1)	(1.3)%	(5.4%	0.6%
Change in valuation allowance	(22.9)%	(36.6)%	1.4%
Effective income tax rate	-%	(46.7)%	28.0%

(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.
iii)	Deferred tax assets

	As of December 31,
	2025	2024
	In thousands of USD
Deferred tax assets:
Net accumulated loss-carry forward	$6,419	$2,001
Less: valuation allowance	(6,419)	(2,001)
Net deferred tax assets	$-	$-

Movement of valuation allowance is as follows:

	As of December 31,
	2025	2024
	In thousands of USD
Beginning balance	$2,001	$972
Write-off	(553)	(500)
Change of valuation allowance	4,971	1,529
Ending balance	$6,419	$2,001

As of December 31, 2025, certain subsidiaries had accumulated tax loss of approximately $2.18 million, which can be carried forward to offset future taxable income. The carryforwards period for net operating losses under the EIT Law is five years. Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024 the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties during the years ended December 31, 2025, 2024 and 2023.